Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Ext. Method
#: 1
	$ 435,840	Taxes	UNITED KINGDOM		HM Revenue & Customs (HMRC) [Member]	Oil And Natural Gas [Member]	Well
#: 2
	843,606	Taxes	EGYPT		Egyptian Tax Authority [Member]	Oil And Natural Gas [Member]	Well
#: 3
	5,690	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Oil And Natural Gas [Member]	Well
#: 4
	40,861	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Oil And Natural Gas [Member]	Well
#: 5
	182	Fees	UNITED STATES	snj:US-TX	Bureau of Safety & Environmental Enforcement [Member]	Oil And Natural Gas [Member]	Well
#: 6
	1,103	Fees	UNITED KINGDOM		Aberdeen City Council Business Rate [Member]	Oil And Natural Gas [Member]	Well
#: 7
	344	Fees	UNITED KINGDOM		Department For Business, Energy, & Industrial Strategy [Member]	Oil And Natural Gas [Member]	Well
#: 8
	8,800	Fees	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 9
	465,284	Prod. Entitlements	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 10
	10,000	Bonuses	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 11
	1	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Oil And Natural Gas [Member]	Well
#: 12
	$ 12	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Oil And Natural Gas [Member]	Well